COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥) case	Dec. 31, 2020 CNY (¥) case
Amount charged from the insurance company to cover the outstanding service fees and related late payment losses	¥ 2,300,000
Number of civial cases | case		175	63
Private lending
Amount in disputes		¥ 209,710	¥ 48,800
Guarantee performance
Amount in disputes		6,480	5,400
Infringement
Amount in disputes		5,310	1,400
Labor arbitration
Amount in disputes		¥ 1,100	¥ 1,100